Summary of Significant Accounting Policies (Tables)	24 Months Ended
Oct. 31, 2012
Schedule of Property and Equipment Useful Life

The ranges of estimated useful lives are as follows:

Years
Buildings	20 - 50
Leasehold improvements	3 - 20
Machinery and equipment	3 - 12
Furniture, fixtures, and equipment	3 - 15
Equipment leased to others	1 - 10

Ranges of Amortization Periods	The ranges for the amortization periods are generally as follows:

Years
Customer base and relationships	3 - 15
Trademarks	20
Supply agreements	3
Other	3 - 18

Accrued Product Warranty and Deferred Warranty Revenue

Accrued product warranty and deferred warranty revenue activity is as follows:

	Year Ended October 31,
(in millions)	2012	2011	2010
Balance at November 1	$598	$506	$492
Costs accrued and revenues deferred(A)	571	407	269
Acquisitions	—	5	—
Adjustments to pre-existing warranties(B)	404	79	51
Payments and revenues recognized	(455)	(399)	(306)

Balance at October 31	1,118	598	506
Less: Current portion	551	263	252

Noncurrent accrued product warranty and deferred warranty revenue	$567	$335	$254

(A)	The warranty estimation for engines sold in 2012 includes a factor for improvements to the design and manufacturing process that was based on historical experience. In the fourth quarter of 2012 we identified a deviation from historic experience and we recorded an adjustment for a change in estimate to increase in the costs accrued for warranty of $28 million, or $0.41 per diluted share for products sold in the first three quarters of 2012.
(B)	In the first quarter of 2012, we recorded significant adjustments for changes in estimates of $123 million, or $1.76 per diluted share. In the second quarter of 2012, we recorded significant adjustments for changes in estimates of $104 million, or $1.51 per diluted share. In the fourth quarter of 2012, we recorded significant adjustments for changes in estimates of $149 million, or $2.16 per diluted share. In the third quarter of 2011, we recorded significant adjustments for changes in estimates of $30 million, or $0.39 per diluted share. In the second quarter of 2011, we recorded significant adjustments for changes in estimates of $27 million, or $0.34 per diluted share. In the third quarter of 2010, we recorded significant adjustments for changes in estimates of $25 million, or $0.34 diluted share.